February 25, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington DC 20549

RE: Smith Barney Natural Resources Fund Inc. (the "Fund")
File Nos. 33-7339 and 811-4757

Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No.21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on February 20, 1997 as Accession Number 91155-97-84 and became effective immediately.

Any comments on this filing should be directed to the undersigned at
(212) 816-6392. Please return an electronic transmittal as evicence of your receipt of this filing.

Very truly yours,


/s/ Caren Cunningham
Caren Cunningham
Assistant Secretary